SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the audited annual consolidated financial statements of the Company as disclosed in the Company's Annual Report on Form 10-K for the year ended December 31, 2014 are applied consistently in these unaudited interim consolidated financial statements except:

a.	Revenue recognition:

Revenues from product sales are recognized in accordance with ASC 605-10 "Revenue Recognition", when delivery has occurred, persuasive evidence of an agreement exists, the vendor’s fee is fixed or determinable, no further obligation exists and collectability is probable.

The Company derives revenues from the sale of its Dario™ Smart Meter and its related device-specific disposables test strip cartridges and lancets through independent distributers or directly to end users. The Dario™ software application is offered for a free download and the Company does not obtain a recurring hosting commitment towards the end users relating specifically to the application.

The Company generally has a standard contract with its distributors. According to the agreements, all sales to distributors are final, no rights of return or price protection right is granted to such distributors and the Company is not a party of the agreements between distributors and their customers.

Through June 30, 2015, product sales to distributors are recognized as revenues upon receipt of payment. The Company will apply this policy until it will have sufficient historical experience with each distributor in order to conclude that fee is fixed or determinable and collectability is probable.

The Company also generates revenues from arrangements with health care providers which include supply of Dario™ Smart Meters and software platform that requires certain customization followed by monthly service, support and maintenance.

When a sales arrangement contains multiple elements, such as software and non-software components, the Company allocates revenue to each element based on a selling price hierarchy as required according to ASC 605-25, "Multiple-Element Arrangements". The selling price for a deliverable is based on its Vendor Specific Objective Evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The best estimate of selling price is established considering several internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

Revenues from software components in sales arrangement contains multiple elements are recognized when all criteria outlined in ASC 985-605, "Software Revenue Recognition" ("ASC 985-605"), are met. Revenue from services is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred or the services have been rendered, the fee is fixed or determinable and collectability is probable.

For multiple element arrangements within ASC 985-605, revenues are allocated to the different elements in the arrangement under the "residual method" when VSOE of fair value exist for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Since VSOE does not exist for undelivered elements, revenues are recognized as one unit of accounting, on a straight-line basis over the term of the last deliverable based on ASC 605-15, “Products” and ASC 985-605.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

The Company’s shipping and handling costs are included in cost of revenues.

b.	ASU 2014-09 Revenue from Contracts with Customers:

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers ("ASU 2014-09"). ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. Insurance contracts do not fall within the scope of this ASU. The effective date of ASU 2014-09 is for annual reporting periods beginning after December 15, 2017. In July 2015, the FASB decided to defer by one year the effective date of this ASU. The ASU has not yet been adopted and the Company is currently evaluating the impact that the adoption of ASU 2014-09 will have on its financial statements.

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollar" or "dollars"):

The accompanying consolidated financial  statements have been prepared in dollars.

The Company’s financing activities are incurred in U.S. dollars. Although a portion of Ltd.'s expenses are denominated in New Israeli Shekels ("NIS") (mostly salaries and rent), a substantial portion of its expenses are denominated in dollars. The Company's management believes that the currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the dollar; thus, the dollar is the functional currency of the Company.

Transactions and balances denominated in dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company, Ltd. and LabStyle US. All intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash and cash equivalents:

The Company considers all highly liquid investments, which are readily convertible to cash with a maturity of three months or less at the date of acquisition, to be cash equivalents.

e.	Restricted cash:

Restricted cash is invested in a bank deposit, which is pledged in favor of the bank as a security for the Company's credit card.

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. The short-term bank deposits are denominated in NIS and bear interest at an average rate of 0.42% and 1.09% as of December 31, 2014 and 2013, respectively. The short-term bank deposits are presented at their cost, including accrued interest.

g.	Inventories:

Inventories are stated at the lower of cost plus allocable indirect manufacturing costs or net realized value. Cost is determined on a "moving average" basis. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-down is also measured as the difference between the cost of the inventory and net realized value based upon assumptions about future demand, and is charged to the cost of sales. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Work-in-process is immaterial, given the typically short manufacturing cycle, and therefore is disclosed in conjunction with raw materials.

Total write-off during the year ended December 31, 2014 amounted to $1,046.

h.	Long-term lease deposits:

Long-term lease deposit includes long-term deposits for car lease.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, and peripheral equipment	15-33
Office furniture and equipment	6
Production lines	20-100
Leasehold improvements	Over the shorter of the lease term or useful economic life

j.	Impairment of long-lived assets:

Property and equipment are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the year ended December 31, 2013, no impairment losses have been recorded. During the year ended December 31, 2014, the Company decided to cease the operation of one of its production lines and thus performed a recoverability test for such facility. In conjunction with this analysis, the Company recorded a non-cash charge with respect to impairment of its production line amounted to $489 in accordance with ASC No. 360. This charge was recorded as separate line in the consolidated statements of comprehensive loss.

Subsequent to the balance sheet date, the Company entered into a separation agreement with the subcontractor according to which the parties agreed that this production line will no longer be in the Company’s possession and following such, neither party will have any further performance, payment or any liability obligation with respect to each other. This agreement had no material effect over the Company’s consolidated financial statements.

k.	Revenue recognition:

The Company derives revenues from the sale of its Dario™ Smart Meter and its related device-specific disposables test strip cartridges and lancets through independent distributers. The Dario™ software application is offered for a free download and the Company does not obtain a recurring hosting commitment towards the end users relating specifically to the application.

Revenues from product sales are recognized in accordance with ASC 605-10 "Revenue Recognition", when delivery has occurred, persuasive evidence of an agreement exists, the vendor’s fee is fixed or determinable, no further obligation exists and collectability is probable.

The Company generally has a standard contract with its distributors. According to the agreements, all sales to distributors are final, no rights of return or price protection right is granted to such distributors and the Company is not a party of the agreements between distributors and their customers. In certain arrangement, the Company has granted to the distributors limited rights of return on unsold products.

Through December 31, 2014, product sales to distributors are recognized as revenues upon receipt of payment unless the distributer has a right of return on unsold products. The Company will apply this policy until it will have sufficient historical experience with each distributor in order to conclude that fee is fixed or determinable and collectability is probable.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

Company’s shipping and handling costs are included in cost of revenues.

l.	Cost of revenues:

Cost of revenues is comprised of cost of device production, employees' salaries and related overhead costs, depreciation of production line and related equipment costs used in production, shipping and handling costs and inventory write-downs.

m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits and other accounts receivable and prepaid expenses.

The majority of cash and cash equivalents of the Company and its subsidiaries are invested in deposits and current accounts with major U.S. and Israeli banks. Such cash and cash equivalents may be in excess of insured limits and are not insured in other jurisdictions. Generally, cash and cash equivalents may be redeemed and therefore a minimal credit risk exists with respect to these deposits and investments.

n.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2014 and 2013, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2014 and 2013, no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

o.	Research and development costs:

Research and development costs are charged to the statement of comprehensive loss, as incurred.

p.	Advertising expenses:

Advertising expenses are charged to the statement of comprehensive loss, as incurred. For the year ended December 31, 2014 and 2013, advertising expenses amounted $126 and $175, respectively.

q.	Series A Preferred Stock:

The Company classifies the Series A Preferred Stock (as defined in Note 9d) outside of Stockholders' deficit because certain features of the COI would require redemption of some or all of the Series A Preferred Stock upon events not solely within the control of the Company.

r.	Warrants:

The Company accounts for certain warrants held by investors and the Company’s previous placement agent and its permitted designees which include priced-based anti-dilution protection or certain net settlement cash feature and liquidated damages penalties as a liability according to the provisions of ASC 815-40, "Derivatives and Hedging - Contracts in Entity's Own Equity" ("ASC 815"), which provides new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer's own stock and thus able to qualify to be a derivative financial instrument. The Company measures the warrants at fair value by using Binomial option-pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense.

s.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index until the Company's own volatility data will be reliable. The expected option term represents the period that the Company's stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees.

Until the Company received a ticker symbol for its Common Stock and caused the Common Stock to be eligible for trading on April 9, 2013, The fair value of the shares of Common Stock underlying the options and warrants granted through such date, had been determined by the Company's management with assistance of an independent valuation firm by applying of market approach using recent third-party transactions in the equity of the Company.

t.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of cash and cash equivalents, short-term bank deposits, other accounts receivable and prepaid expenses, trade payables and other accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments. Warrants are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

u.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares of Common Stock outstanding during each year. Diluted net loss per share is computed based on the weighted average number of shares of Common Stock outstanding during each year, plus dilutive potential Common Stock considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding warrants and options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect was 8,243,762 and 2,171,714 for the year ended December 31, 2014 and 2013, respectively.

v.	Severance pay:

Since inception date, all of Ltd.'s employees who are entitled to receive severance pay in accordance with the applicable law in Israel are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under this section, they are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf with insurance companies. Payments in accordance with Section 14 release Ltd. from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet

w.	Legal and other contingencies:

The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company is currently not involved in any claims and legal proceedings.

x.	Impact of recently issued accounting pronouncements:

In June 2014 the Financial Accounting Standards Board (“FASB”) issued Update No. 2014-10 Development Stage Entities (Topic 915): “Elimination of Certain Financial Reporting Requirements”, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The amendments in this Update remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of comprehensive loss, cash flows, and stockholder deficiency, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The amendments are effective prospectively for reporting periods beginning after December 15, 2014 early adoption is permitted. Although the Company has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the Jumpstart Our Business Act of 2012, since early adoption is permitted the Company chose to early adopt the update commencing June 30, 2014 consolidated financial statement.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers" which supersedes the revenue recognition requirements in "Revenue Recognition"(Topic 605), and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods and services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 (ASU 2014-15), “Presentation of Financial Statements-Going Concern” (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company’s financial statements.